Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 2,401	€ 3,713
Liabilities	7,668	1,000
Nominal amount	95,386	78,176
Fair value changes used for hedge effectiveness	(6,300)	(1,454)
Hedge ineffectiveness	€ (279)	€ 139